Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events after June 30, 2026 up to the filing date of this Form 6-K and determined that there are no material subsequent events that require recognition or disclosure in the accompanying unaudited interim consolidated financial statements.